Income Taxes - Schedule of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Deferred tax assets
Accruals	$ 1,159	$ 946
Captive	504	559
Operating loss carryforwards	18,000	13,708
Lease liability	9,195	0
Inventories	657	1,673
Investments	0	0
Intangibles	9,928	0
Interest	5,401	1,933
Stock compensation	1,579	1,081
Research and development tax credit carry forwards, net of uncertain tax position	3,793	3,793
Other	2,414	747
Deferred tax assets	52,630	24,440
Deferred tax liabilities
Property, plant, and equipment	(24,624)	(30,045)
Prepaid expenses	(872)	(728)
Intangible assets	0	(17,186)
Right of use	(9,169)	0
Investments	(2,038)	(2,830)
Inventories	0	(1,530)
Change in accounting method	(1,038)	(1,446)
Deferred tax liabilities	(37,741)	(53,765)
Valuation allowance	(15,395)	0
Deferred tax liability, net	$ (506)	$ (29,325)